Income taxes - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Percent Of Qualifying Expense Under Patent Box Regime	110.00%
Patent box impact	€ 0	€ 0	€ 1,497
Uncertain tax items
Statements [Line Items]
Provisions	€ 5,000
Parent Company
Statements [Line Items]
Applicable Italian regional income tax rate	5.57%	5.57%	5.57%
Other borrowings
Statements [Line Items]
Applicable Italian regional income tax rate	3.90%	3.90%	3.90%